Taxation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation
22.	Taxation

(a)	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be impose
d
.
BVI
XPeng Limited is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
United States
The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the three months ended March 31, 2020 and 2021 is 27.98%, which is a blended state and federal rate.
PRC
The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Xiaopeng Technology applied for the HNTE qualification and received approval in December 2019. Xiaopeng Technology is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2019 through 2021.
Zhaoqing XPeng applied for the HNTE qualification and received approval in December 2020. Zhaoqing XPeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022.
Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.
In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed earnings will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).
Current and deferred income tax expense for the three months ended March 31, 2020 and 2021 was nil, respectively.
Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the periods presented are as follows:

	For the Three Months Ended March 31,
	2020	2021
Loss before income tax expenses	(649,761)	(786,561)
Income tax expenses computed at the PRC statutory income tax rate of 25%	(162,440)	(196,640)
Effect of tax holiday	30,536	19,762
Effect of different tax rate of different jurisdictions	1,059	(9,120)
Effect of additional deduction for qualified R&D expenses	(25,236)	(42,190)
Non-deductible expenses	278	18,814
Changes in valuation allowance	155,803	209,374

Income tax expenses	—	—

Effect of tax holiday inside the PRC on basic and dilutive loss per share	—	—

The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

(b)	Deferred tax
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

	As of December 31,	As of March 31,
	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	2,036,152	2,246,081
Deferred revenue	57,000	49,782
Government grants	43,145	43,107
Impairment of property, plant and equipment	21,802	21,680
Impairment of inventory	11,233	9,451
Accruals and others	45,619	54,224
Valuation allowance	(2,214,951)	(2,424,325)

Total deferred tax assets, net	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Three Months Ended March 31,
	2020	2021
Valuation allowance
Balance at beginning of the period	1,340,944	2,214,951
Additions	155,803	212,937
Loss utilized	—	(3,563)

Balance at end of the period	1,496,747	2,424,325

For the three months ended March 31, 2020 and 2021, with the growth of its business performance, some subsidiaries of the Group making profit and utilized the tax loss brought forward from prior years.

The Group has tax losses arising in Mainland China of RMB11,192,724 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2021	35,077
Loss expiring in 2022	8,902
Loss expiring in 2023	159,854
Loss expiring in 2024	838,471
Loss expiring in 2025	1,735,522
Loss expiring in 2026	713,868
Loss expiring in 2027	310,939
Loss expiring in 2028	1,584,160
Loss expiring in 2029	4,156,819
Loss expiring in 2030	1,354,404
Loss expiring in 2031	294,708

Total	11,192,724

The Group has tax losses arising in United States and Hong Kong of RMB714,631 that will not expire for deduction against future taxable profit.

United States	472,433
Hong Kong	242,198

Total	714,631

Uncertain Tax Position
The Group did not identify any significant unrecognized tax benefits for the three months ended March 31, 2020 and 2021. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from March 31, 2021.

22. Taxation
(a) Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
BVI
XPeng Limited is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
United States
The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2018, 2019 and 2020 is 27.98%, which is a blended state and federal rate.
PRC
The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Xiaopeng Technology applied for the HNTE qualification and received approval in December 2019. Xiaopeng Technology is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2019 through 2021.
Zhaoqing XPeng applied for the HNTE qualification and received approval in December 2020. Zhaoqing XPeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022.
Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.
In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).
Composition of income tax expenses for the periods presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Current income tax expenses	—	1	1,223
Deferred income tax expenses	—	—	—

Income tax expenses	—	1	1,223

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Loss before income tax expenses	(1,398,823)	(3,691,672)	(2,730,762)
Income tax expenses computed at the PRC statutory income tax rate of 25%	(349,706)	(922,918)	(682,691)
Effect of tax holiday	—	271,242	111,756
Effect of change in tax rate	—	213,331	13,920
Effect of different tax rate of different jurisdictions	(64,793)	(9,853)	(393,384)
Effect of additional deduction for qualified R&D expenses	(127,329)	(236,704)	(156,713)
Non-deductible expenses	1,421	2,050	234,328
Changes in valuation allowance	540,407	682,853	874,007

Income tax expenses	—	1	1,223

Effect of tax holiday inside the PRC on basic and dilutive loss per share	—	—	—

The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.
(b) Deferred tax
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

	As of December 31,
	2018	2019	2020
Deferred tax assets:
Net operating loss carry-forwards	594,035	1,256,218	2,036,152
Deferred revenue	—	9,168	57,000
Impairment of property, plant and equipment	—	11,878	21,802
Government grants	—	11,579	43,145
Impairment of inventory	—	27,341	11,233
Advertising expenses in excess of deduction limit	31,562	65	180
Accruals and others	32,494	24,695	45,439
Valuation allowance	(658,091)	(1,340,944)	(2,214,951)

Total deferred tax assets, net	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	117,684	658,091	1,340,944
Additions	545,605	901,491	889,877
Loss utilized	(5,198)	(5,307)	(1,950)
Effect of change in tax rate	—	(213,331)	(13,920)
Balance at end of the year	658,091	1,340,944	2,214,951

For the years ended December 31, 2018, 2019 and 2020, with the growth of its business performance, some subsidiaries of the Group making profit and utilized the tax loss brought forward from prior years.
The Group has tax losses arising in Mainland China of RMB10,275,076 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2021	35,077
Loss expiring in 2022	8,902
Loss expiring in 2023	159,854
Loss expiring in 2024	843,520
Loss expiring in 2025	1,735,524
Loss expiring in 2026	75,970
Loss expiring in 2027	310,939
Loss expiring in 2028	1,586,972
Loss expiring in 2029	4,163,914
Loss expiring in 2030	1,354,404

Total	10,275,076

The Group has tax losses arising in United States and Hong Kong of RMB655,787 that will not expire for deduction against future taxable profit.

United States	408,754
Hong Kong	247,033

Total	655,787

Uncertain Tax Position
The Group did not identify any significant unrecognized tax benefits for the years ended December 2018, 2019 and 2020. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.